Note 34 - Income Taxes - Components of Income Tax Expense (Benefit) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax expense (benefit):
Tax expense (benefit) for current year	€ 919	€ 847	€ 739
Adjustments for prior years	(132)	14	(46)
Total current tax expense (benefit)	787	861	693
Deferred tax expense (benefit):
Origination and reversal of temporary difference, unused tax losses and tax credits	381	108	(224)
Effect of changes in tax law and/or tax rate	(19)	(26)	(11)
Adjustments for prior years	(1,256)	(20)	(67)
Total deferred tax expense (benefit)	(894)	62	(302)
Total income tax expense (benefit)	€ (107)	€ 923	€ 391